Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 14,146	€ 5,698
Ending balance	13,238	14,146
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,673	4,476
Ending balance	6,661	5,673
Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,785	940
Ending balance	5,612	7,785
Advance Payments
Disclosure of detailed information about intangible assets [line items]
Beginning balance	688	282
Ending balance	965	688
Cumulative Amortization And Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,601	4,033
Amortization	4,011	2,569
Currency translation		(1)
Ending balance	10,612	6,601
Cumulative Amortization And Impairment [Member] | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,499	3,587
Amortization	1,466	913
Currency translation		(1)
Ending balance	5,965	4,499
Cumulative Amortization And Impairment [Member] | Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,102	446
Amortization	2,545	1,656
Ending balance	4,647	2,102
Gross Carrying Amount of Acquisition Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,747	9,731
Additions	3,679	11,018
Disposals	(576)
Currency translation		(2)
Ending balance	23,850	20,747
Gross Carrying Amount of Acquisition Cost [Member] | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,172	8,063
Additions	2,454	1,919
Reclassifications		192
Currency translation		(2)
Ending balance	12,626	10,172
Gross Carrying Amount of Acquisition Cost [Member] | Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,887	1,386
Additions	234	8,501
Reclassifications	138
Ending balance	10,259	9,887
Gross Carrying Amount of Acquisition Cost [Member] | Advance Payments
Disclosure of detailed information about intangible assets [line items]
Beginning balance	688	282
Additions	991	598
Disposals	(576)
Reclassifications	(138)	(192)
Ending balance	€ 965	€ 688